Financial Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments

Financial Instruments
Risk Management
Currency Risk. The Company uses currency exchange contracts to manage its exposure to changes in currency exchange rates associated with its non-U.S.-dollar denominated receivables and forecasted royalties, forecasted earnings of non-U.S. subsidiaries and forecasted non-U.S.-dollar denominated acquisitions. The Company primarily hedges a portion of its current-year currency exposure to the Australian, Canadian and New Zealand dollars, the Euro and the British pound sterling. The majority of forward contracts do not qualify for hedge accounting treatment. The fluctuations in the value of these forward contracts do, however, largely offset the impact of changes in the value of the underlying risk they economically hedge. Forward contracts used to hedge forecasted third-party receipts and disbursements up to 12 months are designated and do qualify as cash flow hedges.
The Company has designated its 6% Euro-denominated Notes issued March 2013 as a hedge of its net investment in Euro-denominated foreign operations. The Company records the effective portion of the gain or loss on this net investment hedge, net of taxes, in accumulated other comprehensive income as part of currency translation adjustments. For the year ended December 31, 2013, the Company has recorded an $11 million loss, net of tax, in accumulated other comprehensive income.
The amount of gains or losses reclassified from other comprehensive income to earnings resulting from ineffectiveness or from excluding a component of the hedges’ gain or loss from the effectiveness calculation for cash flow and net investment hedges during 2013, 2012 and 2011 was not material, nor is the amount of gains or losses the Company expects to reclassify from other comprehensive income to earnings over the next 12 months.
Interest Rate Risk. The Company uses various hedging strategies including interest rate swaps and interest rate caps to create an appropriate mix of fixed and floating rate assets and liabilities. During 2013, 2012 and 2011, the Company recorded net unrealized gains on cash flow hedges of $1 million, $13 million and $33 million, net of tax, respectively, to other comprehensive income. The after-tax amount of gains or losses reclassified from accumulated other comprehensive income (loss) to earnings resulting from ineffectiveness for 2013, 2012 and 2011 was not material to the Company’s results of operations.
The amount deferred in accumulated other comprehensive income that the Company expects to be recognized in earnings in 2014 is not material.
The Company uses interest rate swaps, including freestanding derivatives and derivatives designated as cash flow hedges, to manage the risk related to its floating rate corporate debt. In connection with such cash flow hedges, the Company recorded net unrealized gains of $1 million, net of tax, to other comprehensive income during each of the years 2013, 2012 and 2011.
The Company uses derivatives to manage the risk associated with its floating rate vehicle-backed debt. These derivatives include freestanding derivatives and derivatives designated as cash flow hedges, which have maturities ranging from August 2014 to November 2018. In connection with such cash flow hedges, the Company did not record any net unrealized gains or losses to other comprehensive income during 2013, and during 2012 and 2011, recorded net unrealized gains of $12 million and $32 million, net of tax, respectively. The Company recorded losses of $1 million, $3 million and $2 million related to freestanding derivatives during 2013, 2012 and 2011, respectively.
Commodity Risk. The Company periodically enters into derivative commodity contracts to manage its exposure to changes in the price of gasoline. These instruments were designated as freestanding derivatives and the changes in fair value are recorded in the Company’s consolidated results of operations. These derivatives resulted in a gain of $1 million in 2013, a gain of $3 million in 2012 and a loss of less than $1 million in 2011.
Credit Risk and Exposure. The Company is exposed to counterparty credit risks in the event of nonperformance by counterparties to various agreements and sales transactions. The Company manages such risk by evaluating the financial position and creditworthiness of such counterparties and by requiring collateral in certain instances in which financing is provided. The Company mitigates counterparty credit risk associated with its derivative contracts by monitoring the amount for which it is at risk with each counterparty, periodically evaluating counterparty creditworthiness and financial position, and where possible, dispersing its risk among multiple counterparties.
There were no significant concentrations of credit risk with any individual counterparties or groups of counterparties at December 31, 2013 or 2012, other than (i) risks related to the Company’s repurchase and guaranteed depreciation agreements with domestic and foreign car manufacturers, including Ford, General Motors, Chrysler, Peugeot, Volkswagen, Fiat, Mercedes, Kia, BMW, Toyota, and Renault, and primarily with respect to receivables for program cars that were disposed but for which the Company has not yet received payment from the manufacturers (see Note 2—Summary of Significant Accounting Policies), (ii) receivables from Realogy and Wyndham related to certain contingent, income tax and other corporate liabilities assumed by Realogy and Wyndham in connection with their disposition and (iii) risks related to leases which have been assumed by Realogy, Wyndham or Travelport but of which the Company is a guarantor. Concentrations of credit risk associated with trade receivables are considered minimal due to the Company’s diverse customer base. The Company does not normally require collateral or other security to support credit sales.
Fair Value
Derivative instruments and hedging activities
As described above, derivative assets and liabilities consist principally of currency exchange contracts, interest rate swaps, interest rate contracts and commodity contracts.
Certain of the Company’s derivative instruments contain collateral support provisions that require the Company to post cash collateral to the extent that these derivatives are in a liability position. The aggregate fair value of such derivatives that are in a liability position and the aggregate fair value of assets needed to settle these derivatives as of December 31, 2013 was approximately $2 million, for which the Company has posted cash collateral in the normal course of business.
The Company held derivative instruments with absolute notional values as follows:

	As of December 31,
	2013	2012
Interest rate caps (a)	$8,924	$5,748
Interest rate swaps	850	625
Foreign exchange swaps	746	984
Foreign exchange forward contracts	268	14

Commodity contracts (millions of gallons of unleaded gasoline)	8	—
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(a)
Represents $7.1 billion of interest rate caps sold, partially offset by approximately $1.8 billion of interest rate caps purchased at December 31, 2013 and $4.1 billion of interest rate caps sold, partially offset by approximately $1.7 billion of interest rate caps purchased at December 31, 2012. These amounts exclude $5.2 billion and $2.4 billion of interest rate caps purchased by the Company’s Avis Budget Rental Car Funding subsidiary at December 31, 2013 and 2012, respectively.

Fair values (Level 2) of derivative instruments are as follows:

	As of December 31, 2013		As of December 31, 2012
	Fair Value, Asset Derivatives	Fair Value, Liability Derivatives	Fair Value, Asset Derivatives	Fair Value, Liability Derivatives
Derivatives designated as hedging instruments
Interest rate swaps (a)	$2	$1	$—	$1

Derivatives not designated as hedging instruments
Interest rate caps (b)	2	13	—	4
Interest rate swaps (a)	—	—	—	12
Foreign exchange forward contracts and swaps (c)	3	5	3	8
Commodity contracts (c)	—	—	—	—
Total	$7	$19	$3	$25
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Amounts in this table exclude derivatives issued by Avis Budget Rental Car Funding, as it is not consolidated by the Company; however, certain amounts related to the derivatives held by Avis Budget Rental Car Funding are included within accumulated other comprehensive income, as discussed in Note 16—Stockholders’ Equity.

(a)	Included in other non-current assets or other non-current liabilities.

(b)	Included in assets under vehicle programs or liabilities under vehicle programs.

(c)	Included in other current assets or other current liabilities.
The effects of derivatives recognized in the Company’s Consolidated Financial Statements are as follows:

	Year Ended December 31,
	2013	2012	2011
Derivatives designated as hedging instruments
Interest rate swaps (a)	$1	$13	$33
Derivatives not designated as hedging instruments (b)
Foreign exchange forward contracts and swaps (c)	27	(31)	(19)
Interest rate caps (d)	4	(15)	(3)
Commodity contracts (e)	1	3	—
Total	$33	$(30)	$11
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(a)	Recognized, net of tax, as a component of other comprehensive income within stockholders’ equity.

(b)	Gains (losses) related to derivative instruments are expected to be largely offset by (losses) gains on the underlying exposures being hedged.

(c)
For the year ended December 31, 2013, included a $20 million gain included in interest expense and a $7 million gain included in operating expenses. For the year ended December 31, 2012, included a $32 million loss in interest expense and a $1 million gain in operating expenses. For the year ended December 31, 2011, included a $46 million loss in transaction-related costs and a $27 million gain in operating expenses.

(d)
For the year ended December 31, 2013, $1 million of expense is included in vehicle interest, net and a $5 million gain is included in interest expense. For the year ended December 31, 2012, amounts are included in vehicle interest, net. For the year ended December 31, 2011, $2 million of expense is included in vehicle interest, net and $1 million of expense is included in interest expense.

(e)	Included in operating expenses.
Debt Instruments

The carrying amounts and estimated fair values of financial instruments are as follows:

	As of December 31, 2013		As of December 31, 2012
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Corporate debt
Short-term debt and current portion of long-term debt, excluding convertible debt	$23	$23	$57	$58
Long-term debt, excluding convertible debt (a)	3,305	3,416	2,720	2,903
Convertible debt (a)	66	159	128	171

Debt under vehicle programs
Vehicle-backed debt due to Avis Budget Rental Car Funding (a)	$5,656	$5,732	$5,203	$5,391
Vehicle-backed debt (a)	1,668	1,675	1,599	1,613
Interest rate swaps and interest rate caps (b)	13	13	4	4
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(a)	The fair value measurements are based on significant observable inputs (Level 2).

(b)	Derivatives in liability position.